Summary of Group's Operating Segment Results (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment Reporting Information [Line Items]
Total revenues	¥ 134,598	$ 18,958	¥ 123,675	¥ 124,493
Operating costs and expenses:
Cost of revenues	65,031	9,159	63,935	64,314
Selling, general and administrative	23,519	3,314	20,514	24,723
Research and development	24,192	3,407	23,315	24,938
Total operating costs and expenses	112,742	15,880	107,764	113,975
Operating profit (loss)	21,856	3,078	15,911	10,518
Total other income (loss), net	3,342	472	(5,799)	260
Income (loss) before income taxes	25,198	3,550	10,112	10,778
Income taxes	3,649	514	2,578	3,187
Net income (loss)	21,549	3,036	7,534	7,591
Less: net income (loss) attributable to noncontrolling interests	1,234	175	(25)	(2,635)
Net income (loss) attributable to Baidu, Inc.	20,315	2,861	7,559	10,226
Operating Segments | Baidu Core
Segment Reporting Information [Line Items]
Total revenues	103,465	14,573	95,431	95,163
Operating costs and expenses:
Cost of revenues	42,592	5,999	42,378	37,838
Selling, general and administrative	19,623	2,765	17,103	20,040
Research and development	22,425	3,158	21,416	22,143
Total operating costs and expenses	84,640	11,922	80,897	80,021
Operating profit (loss)	18,825	2,651	14,534	15,142
Total other income (loss), net	4,298	607	(4,453)	1,793
Income (loss) before income taxes	23,123	3,258	10,081	16,935
Income taxes	3,568	503	2,494	3,090
Net income (loss)	19,555	2,755	7,587	13,845
Less: net income (loss) attributable to noncontrolling interests	154	22	36	288
Net income (loss) attributable to Baidu, Inc.	19,401	2,733	7,551	13,557
Operating Segments | iQIYI
Segment Reporting Information [Line Items]
Total revenues	31,873	4,489	28,998	30,554
Operating costs and expenses:
Cost of revenues	23,103	3,254	22,321	27,513
Selling, general and administrative	4,014	565	3,466	4,725
Research and development	1,767	249	1,899	2,795
Total operating costs and expenses	28,884	4,068	27,686	35,033
Operating profit (loss)	2,989	421	1,312	(4,479)
Total other income (loss), net	(956)	(135)	(1,346)	(1,533)
Income (loss) before income taxes	2,033	286	(34)	(6,012)
Income taxes	81	11	84	97
Net income (loss)	1,952	275	(118)	(6,109)
Less: net income (loss) attributable to noncontrolling interests	27	4	18	61
Net income (loss) attributable to Baidu, Inc.	1,925	271	(136)	(6,170)
Intersegment Eliminations & Adjustments
Segment Reporting Information [Line Items]
Total revenues	(740)	(104)	(754)	(1,224)
Operating costs and expenses:
Cost of revenues	(664)	(94)	(764)	(1,037)
Selling, general and administrative	(118)	(16)	(55)	(42)
Research and development	0	0	0	0
Total operating costs and expenses	(782)	(110)	(819)	(1,079)
Operating profit (loss)	42	6	65	(145)
Total other income (loss), net	0	0	0	0
Income (loss) before income taxes	42	6	65	(145)
Income taxes	0	0	0	0
Net income (loss)	42	6	65	(145)
Less: net income (loss) attributable to noncontrolling interests	1,053	149	(79)	(2,984)
Net income (loss) attributable to Baidu, Inc.	¥ (1,011)	$ (143)	¥ 144	¥ 2,839